Summary of Significant Accounting Policies - Summary Of Basic And Diluted Loss Per Ordinary Share (Detail) - USD ($)	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 212,516
Unrealized gain on marketable securities held in Trust Account		3,960
Net income allocable to shares subject to possible redemption		$ 184,502
Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	19,148,062	21,242,273
Basic and diluted net income per share	$ (0.13)	$ (1.23)
Numerator: Net Loss minus Net Earnings
Net loss	$ (4,887,218)	$ (25,872,350)
Net income allocable to Class A Common stock subject to possible redemption		184,502
Non-Redeemable Net Loss		$ (26,056,852)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	19,148,062	21,242,273
Basic and diluted net income per share	$ (0.13)	$ (1.23)
Common stock subject to mandatory redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 181,127
Unrealized gain on marketable securities held in Trust Account		3,375
Net income allocable to shares subject to possible redemption		$ 184,502
Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	64,081,778	63,958,721
Basic and diluted net income per share	$ 0.00	$ 0.00
Numerator: Net Loss minus Net Earnings
Net income allocable to Class A Common stock subject to possible redemption		$ 184,502
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	64,081,778	63,958,721
Basic and diluted net income per share	$ 0.00	$ 0.00